Investments in associates and joint ventures (Tables)	12 Months Ended
Dec. 31, 2022
Investments in subsidiaries, joint ventures and associates reported in separate financial statements [abstract]
Summary of Investments In Associates And Joint Ventures

	2022 £m	2021 £m
1 January	1,948	1,796
Total comprehensive income (note 9)	467	412
Dividends	(438)	(392)
Additions (note 27(c))	39	130
Other equity movements	4	2
31 December	2,020	1,948
Non-current assets	1,400	1,286
Current assets	1,138	1,144
Non-current liabilities	(75)	(83)
Current liabilities	(443)	(399)
	2,020	1,948
ITC Ltd. (Group’s share of the market value is £12,059 million (2021 £7,839 million))	1,865	1,759
Other listed associates (Group’s share of the market value is £206 million (2021: £232 million))	106	154
Unlisted associates	49	35
	2,020	1,948

Summary of Latest Published Information

	2022 £m	2021 £m
Non-current assets	4,402	3,889
Current assets	3,465	3,391
Non-current liabilities	(233)	(231)
Current liabilities	(1,244)	(1,061)
	6,390	5,988
Group’s share of ITC Ltd. (2022: 29.19%; 2021: 29.38%)	1,865	1,759